Schedule of Weighted Average Lease Term and Discount Rate (Details) - HCYC Group Company Limited [Member]	Mar. 31, 2025
Operating Lease, Weighted Average Remaining Lease Term	1 year 3 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	5.00%